Stockholders' Equity (Preferred Stock Conversion) (Details) - USD ($) $ / shares in Units, $ in Thousands	Aug. 22, 2016	May 12, 2016	May 09, 2016	Dec. 31, 2016	Oct. 10, 2016	Sep. 30, 2016	Jun. 30, 2016	Dec. 03, 2015
Class of Stock [Line Items]
Number of shares issued (in shares)								437,500
Beneficial owner (as a percent)				4.99%
Affiliated Entity
Class of Stock [Line Items]
Shares issued, price per share (in dollars per share)								$ 9.40
Affiliated Entity | Line of Credit Grid Note
Class of Stock [Line Items]
Long-term line of credit	$ 900
Affiliated Entity | Note Exchange Agreement
Class of Stock [Line Items]
Debt converted value	$ 30,175
Common Stock
Class of Stock [Line Items]
Number of shares issued (in shares)					136,304	1,013,068
Series C Convertible Redeemable Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares outstanding (in shares)				33,175			3,000
Series C Convertible Redeemable Preferred Stock | Affiliated Entity | Securities Purchase Agreement
Class of Stock [Line Items]
Temporary equity, shares subscribed but unissued (in shares)				10,000
Series C Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares outstanding (in shares)				33,175			3,000
Series C Preferred Stock | Affiliated Entity | Note Exchange Agreement
Class of Stock [Line Items]
Shares issued in conversion (in shares)	30,175
Conversion to stock price (in dollars per share)	$ 1,000
Sillerman Investment Company, LLC | Affiliated Entity | Securities Purchase Agreement
Class of Stock [Line Items]
Shares issued, price per share (in dollars per share)			$ 6.20
Shares issued (in shares)			1,129,032
Sillerman Investment Company, LLC | Common Stock | Affiliated Entity
Class of Stock [Line Items]
Proceeds from issuance of common stock			$ 7,000
Sillerman Investment Company, LLC | Common Stock | Affiliated Entity | Securities Purchase Agreement
Class of Stock [Line Items]
Number of shares issued (in shares)			1,129,032
Shares issued, price per share (in dollars per share)			$ 6.20
Proceeds from issuance of common stock			$ 7,000
Sillerman Investment Company, LLC | Series C Convertible Redeemable Preferred Stock | Affiliated Entity | Securities Purchase Agreement
Class of Stock [Line Items]
Conversion of stock, shares converted (in shares)			7,000
Preferred stock, shares outstanding (in shares)				10,000
Mr. Sillerman | Affiliated Entity | Securities Purchase Agreement
Class of Stock [Line Items]
Beneficial owner (as a percent)			50.00%	50.00%
DraftDay Gaming Group | Preferred Stock | Series A Preferred Stock
Class of Stock [Line Items]
Shares issued, price per share (in dollars per share)		$ 1
Shares issued (in shares)		550
DraftDay Gaming Group | Sportech | Preferred Stock | Series A Preferred Stock
Class of Stock [Line Items]
Shares issued, price per share (in dollars per share)		$ 1		$ 1
Shares issued (in shares)		450